Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Carrying Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Real estate note investment	$ 8,205,862	$ 1,793,771
Series 2019 Preferred Stock	32,932,909	1,198,000
Carrying Value | Berkadia Credit Facility
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Credit facility	35,995,000	35,995,000
Carrying Value | JP Morgan
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Credit facility	35,500,000	0
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Real estate note investment	8,205,862	1,793,771
Series 2019 Preferred Stock	32,932,909	1,198,000
Fair Value | Berkadia Credit Facility
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Credit facility	38,658,000	37,410,000
Fair Value | JP Morgan
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Credit facility	$ 35,500,000	$ 0